COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES.
Accrued settlement receivable	$ 0.7
proceeds from insurance	$ 1.0